Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Changes in Number of Shares of Common Stock Outstanding

An analysis of changes in the number of shares of common stock outstanding follows:

	2012	2011	2010
Balance at January 1	241,008,509	242,268,903	241,679,942
Incentive Plan and Awards	449,463	189,793	300,376
Stock Options Exercised	973,270	149,385	419,846
Treasury Stock Purchased	(3,516,254)	(1,599,572)	(131,261)

Balance at December 31	238,914,988	241,008,509	242,268,903